Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $5,229,000 (comprised of (i) $1,679,000 maximum aggregate offering price with respect to notes linked to the EURO STOXX 50® Index, and (ii) $3,550,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Futures Excess Return Index).

Narrative - Max Aggregate Offering Price	$ 5,229,000